AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2011

Securities Act Registration No. 33-66080

Investment Company Act Registration No. 811-7874

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 37	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 38	☒

JPMORGAN INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, NY 10017

(Address of Principal Executive Offices)

1-800-480-4111

(Registrant’s Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Copies To:

Jon S. Rand, Esq.	Elizabeth A. Davin, Esq.
Dechert LLP	JPMorgan Chase & Co.
1095 Avenue of the Americas	1111 Polaris Parkway
New York, NY 10036	Columbus, Ohio 43240

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	on May 1, 2011 pursuant to paragraph (b)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2).

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 37 relates to the following Portfolios:

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Equity Index Portfolio

JPMorgan Insurance Trust Intrepid Growth Portfolio

JPMorgan Insurance Trust Mid Cap Growth Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Security Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, Ohio on the 19th day of May 2011.

JPMorgan Insurance Trust

(Registrant)

PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Insurance Trust has been signed below by the following persons in the capacities indicated on May 19, 2011.

	WILLIAM J. ARMSTRONG*		WILLIAM G. MORTON, JR.*
	William J. Armstrong Trustee		William G. Morton, Jr. Trustee

	JOHN F. FINN*		ROBERT A. ODEN, JR.*
	John F. Finn Trustee		Robert A. Oden, Jr. Trustee

	DR. MATTHEW GOLDSTEIN*		FERGUS REID, III*
	Dr. Matthew Goldstein Trustee		Fergus Reid, III Trustee and Chairman

	ROBERT J. HIGGINS*		FREDERICK W. RUEBECK*
	Robert J. Higgins Trustee		Frederick W. Ruebeck Trustee

	FRANKIE D. HUGHES*		JAMES J. SCHONBACHLER*
	Frankie D. Hughes Trustee		James J. Schonbachler Trustee

	PETER C. MARSHALL*		LEONARD M. SPALDING, JR.*
	Peter C. Marshall Trustee		Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY*
Marilyn McCoy Trustee

	Principal Accounting and Financial Officer		Principal Executive Officer

By	JOY C. DOWD *	By	PATRICIA A. MALESKI *
	Joy C. Dowd Treasurer and Principal Financial Officer		Patricia A. Maleski * President and Principal Executive Officer

*By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

22

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase